Revenue from Contracts with Customers: Airports law and regulations (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contracts with Customers
Revenue	$ 37,237,431	$ 31,332,787	$ 25,821,644
Commercial services	7,467,752	6,979,441	6,452,611
Revenue from construction services	7,350,308	2,848,299	1,302,633
Revenue	37,237,431	31,332,787	25,821,644
Regulated services:
Revenue from Contracts with Customers
Revenue	19,794,784	19,050,047	15,670,438
Regulated services: | Passenger fees
Revenue from Contracts with Customers
Revenue	15,364,490	14,414,309	11,771,402
Regulated services: | Landing fees
Revenue from Contracts with Customers
Revenue	1,418,081	1,533,321	1,376,707
Regulated services: | Platform
Revenue from Contracts with Customers
Revenue	931,901	960,182	704,446
Regulated services: | Security services
Revenue from Contracts with Customers
Revenue	181,275	178,016	152,059
Regulated services: | Baggage inspection fees
Revenue from Contracts with Customers
Revenue	582,686	575,776	400,280
Regulated services: | Passenger walkway
Revenue from Contracts with Customers
Revenue	761,802	790,739	691,920
Regulated services: | Passengers documentation counters
Revenue from Contracts with Customers
Revenue	34,093	34,272	35,298
Regulated services: | Other airport services
Revenue from Contracts with Customers
Revenue	520,456	563,432	538,326
Non regulated services:
Revenue from Contracts with Customers
Commercial services	2,624,587	2,455,000	2,395,962
Revenue	10,092,339	9,434,441	8,848,573
Non regulated services: | Retail stores
Revenue from Contracts with Customers
Revenue	1,648,334	1,553,383	1,569,319
Non regulated services: | Access fees on nonpermanent ground transportation
Revenue from Contracts with Customers
Revenue	104,120	102,190	96,914
Non regulated services: | Car parking and related access fees
Revenue from Contracts with Customers
Revenue	568,639	508,298	458,039
Non regulated services: | Non-regulated services excluding commercial services
Revenue from Contracts with Customers
Revenue	303,494	291,129	271,690
Non regulated services: | Commercial services
Revenue from Contracts with Customers
Revenue	$ 7,467,752	$ 6,979,441	$ 6,452,611